Derivatives and hedging (Table)	3 Months Ended
Mar. 31, 2020
Derivatives and hedging
Schedule of Gains and Losses Reclassified From Accumulated Other Comprehensive Loss to Statements of Operations

	Three months ended March 31,		Year ended December 31,
	2020	2019	2019	2018	2017
	(unaudited)	(unaudited)
Cost of revenue	$(6)	$12	$(17)	$23	$—
Research and development	(41)	94	(142)	173	—
Sales and marketing	(15)	29	(59)	60	—
General and administrative	(15)	37	(43)	71	—
	$(77)	$172	$(261)	$327	$—